Share-based awards - Schedule of Weighted Average Fair Values and Assumptions Used (Details) - Employee Stock Option - $ / shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value	$ 68.40	$ 49.15
Assumptions:
Expected volatility	31.00%	30.00%
Dividend yield	0.00%	0.00%
Risk-free interest rate	1.85%	0.78%
Expected life	5 years	5 years